Trade and other receivables - Carrying amounts (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Non-current other receivables
Non-current other receivables		$ 97.9	$ 112.1
Current trade and other receivables
Trade receivables		404.9	671.5
Other receivables
Insurance recoveries (see also Note 15)		30.6	23.9
Government institutions		27.4	11.9
Prepaid expenses		34.0	24.9
Other receivables	[1]	99.6	93.5
Total other receivables		191.6	154.2
Total trade and other receivables		$ 596.5	$ 825.7

[1]	As at December 31, 2023, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.